Derivative financial liability – current (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of derivative financial liability

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
At 1 January	85	553
Warrants issued	665	-
Gain recognised in finance income within the consolidated statement of comprehensive income	(386)	(468)
	364	85

Schedule of warrant exercise price

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

Schedule of warrants outstanding

	At 1 January 2022	Lapsed	At 31 December 2022	Granted	Lapsed	Exercised	At 30 June 2023
ADSs
May 2023 grant ‘D’ warrants	–	–	–	276,689	–	–	276,689
May 2020 grant	838	–	838	–	–	–	838
October 2019 grant	392	–	392	–	–	–	392

Ordinary Shares
DARA Warrants	204	(204)	–	–	–	–	–
DARA Options	138	–	138		(4)	–	134

Schedule of fair value of this financial liability

Financial liabilities	Fair value as at 30 June 2023	Fair value as at 31 December 2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – June 2023	£364,000	-	Level 3	2023 - Black-Scholes Model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life of 4.98 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.13% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – May 2020 Warrants	–	£48,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.38 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	–	£37,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.87% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£364,000	£85,000